Supplement dated September 4, 2025
to the Prospectus and Summary Prospectus of the following funds:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Bond Fund	9/1/2025
Columbia Total Return Bond Fund	9/1/2025
Effective immediately, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The portfolio manager information under the heading “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Jason Callan	Senior Portfolio Manager, Co-Head of Structured Assets, and Head of Core & Core Plus	Lead Portfolio Manager	2016
Gene Tannuzzo, CFA	Managing Director and Global Head of Fixed Income	Portfolio Manager	2017
Alex Christensen, CFA	Portfolio Manager	Portfolio Manager	2021
Ed Al-Hussainy	Portfolio Manager	Portfolio Manager	September 2025
The rest of the section remains the same.
The portfolio manager information under the heading “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Jason Callan	Senior Portfolio Manager, Co-Head of Structured Assets, and Head of Core & Core Plus	Lead Portfolio Manager	2016
Gene Tannuzzo, CFA	Managing Director and Global Head of Fixed Income	Portfolio Manager	2017
Alex Christensen, CFA	Portfolio Manager	Portfolio Manager	2021
Ed Al-Hussainy	Portfolio Manager	Portfolio Manager	September 2025
Mr. Callan joined the Investment Manager in 2007. Mr. Callan began his investment career in 2003 and earned a B.S. from the University of Minnesota and an M.B.A. from the University of Minnesota Carlson School of Management.
Mr. Tannuzzo joined the Investment Manager in 2003. Mr. Tannuzzo began his investment career in 2003 and earned a B.S.B. and an M.B.A. from the University of Minnesota Carlson School of Management.
Mr. Christensen joined the Investment Manager in 2015. Mr. Christensen began his investment career in 2014 and earned a B.A. in Economics and Political Science from Washington University in St. Louis and a MSc in Economics from the London School of Economics.
Mr. Al-Hussainy joined the Investment Manager in 2015. Mr. Al-Hussainy began his investment career in 2010 and earned a B.A. in Mathematics and Economics from Colgate University and a Master’s of Public Administration degree in Economics and International Development from Harvard University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP000_00_176_(09/25)